Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes
Net deferred tax liabilities consist of the following components

Net deferred tax liabilities consist of the following components as of December 31, 2015 and 2014 (in millions):

	2015	2014
Deferred tax assets:
Stock-based compensation	$4.4	$4.5
Bad debts	0.1	0.1
Other assets	1.2	2.9
Property and equipment	—	0.5
Intangible start-up costs	0.2	0.2
Unrecognized tax benefits	4.2	3.0
Net operating losses and credit carryforwards	4.2	1.9
Foreign currency translation loss	3.0	1.0
Total deferred tax assets	17.3	14.1
Deferred tax liabilities:
Goodwill and other intangibles	19.9	15.7
Property and equipment	2.7	—
Prepaid expenses	1.1	1.2
Foreign branch losses	—	0.1
Foreign equity earnings	0.4	0.3
Total deferred tax liabilities	24.1	17.3
Net deferred tax liabilities	$(6.8)	$(3.2)

Provision for income taxes for the years ended

The provision for income taxes for the years ended December 31, 2015, 2014 and 2013 consists of the following (in millions):

	2015	2014	2013
Current tax expense:
Federal	$32.7	$21.1	$23.5
State	9.5	5.4	2.5
Foreign	7.4	—	—
Total current tax expense	49.6	26.5	26.0
Deferred income tax expense:
Federal, state and foreign	6.9	4.6	2.8
Total deferred income tax expense	6.9	4.6	2.8
Income tax provision	$56.5	$31.1	$28.8

Income from continuing operations before taxes

For the years ended December 31, 2015, 2014 and 2013, income from continuing operations before taxes consists of the following (in millions):

	2015	2014	2013
U.S. operations	$105.3	$48.8	$58.5
Foreign operations	33.4	31.5	17.1
	$138.7	$80.3	$75.6

Income tax expense (benefit) attributable to income from continuing operations

Income tax expense (benefit) attributable to income from continuing operations consists of (ins millions):

	Current	Deferred	Total
Year ended December 31, 2015
U.S. federal	$32.7	$6.9	$39.6
State and local	9.5	0.8	10.3
Foreign jurisdictions	7.4	(0.8)	6.6
	$49.6	$6.9	$56.5
Year ended December 31, 2014
U.S. federal	$21.1	$(0.9)	$20.2
State and local	5.4	0.6	6.0
Foreign jurisdictions	—	4.9	4.9
	$26.5	$4.6	$31.1
Year ended December 31, 2013
U.S. federal	$23.5	$12.1	$35.6
State and local	2.5	0.3	2.8
Foreign jurisdictions	—	(9.6)	(9.6)
	$26.0	$2.8	$28.8

Tax effects to additional paid in capital and other comprehensive (loss) income

The following table shows the tax effects to additional paid‑in capital and other comprehensive (loss) income (in millions):

	Year ended
	December 31
	2015	2014	2013
Excess tax benefit related to stock-based compensation	$1.0	$(0.1)	$—
Income tax (benefit) expense to other comprehensive income	(1.9)	(5.7)	1.7

Schedule of effective income tax rate reconciliation

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to income before income tax provision for the years ended December 31, 2015, 2014 and 2013 due to the following (in millions):

	2015		2014		2013
Computed “expected” tax provision	$48.6	35.0%	$28.1	35.0%	$26.5	35.0%
Increase (decrease) in income tax resulting from:
Nondeductible expenses	0.8	0.6	0.2	0.2	1.4	1.9
Section 199 benefits	(2.1)	(1.5)	(1.3)	(1.6)	(1.5)	(2.0)
State income taxes	7.8	5.7	5.0	6.2	4.4	5.8
Recognition of unrecognized tax benefits	—	—	—	—	(3.8)	(5.0)
Other	1.4	0.9	(0.9)	(1.1)	1.8	2.4
Income tax provision	$56.5	40.7%	$31.1	38.7%	$28.8	38.1%

Schedule of reconciliation of the valuation allowance associated with its U K deferred tax assets

A reconciliation of the U.K. valuation allowance for the year ended December 31, 2013 is as follows (in millions):

Changes to
accumulated
	Balance		other
	beginning of	Credited to	comprehensive		Balance end
	period	income	income	Releases	of period
December 31, 2013	16.9	(7.0)	(0.4)	(9.5)	—

Reconciliation of the unrecognized tax benefits

A reconciliation of the unrecognized tax benefits for the years ended December 31, 2015, 2014 and 2013 is as follows (in millions):

	Year ended December 31
	2015	2014	2013
Balance at beginning of year	$7.9	$6.0	$9.1
Additions for acquired entities	—	0.5	—
Additions for current year tax positions	3.5	2.1	1.9
Additions for prior year tax positions	1.2	1.0	—
Reductions for prior year tax positions	(0.2)	(0.3)	(5.0)
Reductions related to expirations of statute of limitations	(0.4)	(0.3)	—
Settlements	—	(1.1)	—
Balance at end of year	$12.0	$7.9	$6.0